Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,837,429	$ 1,294,147
Noncontrolling interest in partnerships and joint ventures	186,452	82,111
Other	5,219	3,653
Long-term investments	214,583	121,968
Notes Receivable | Development loans
Schedule of Equity Method Investments [Line Items]
Development loans receivable from equity-method investees (f)	22,912	36,204
Atlantica
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	1,706,900	1,178,581
Atlantica share subscription agreement
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	20,015	0
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	110,514	88,494
San Antonio Water System
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 0	$ 27,072